UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
August 31, 2007 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)

Consumer Cyclical--9.1%
Bed Bath & Beyond	75,200 a,b	2,604,928
Coach	50,600 b	2,253,218
Costco Wholesale	76,900 a	4,748,575
Darden Restaurants	67,000	2,787,200
Lowe's Cos.	82,600	2,565,556
NIKE, Cl. B	36,500 a	2,056,410
Nordstrom	100,400	4,829,240
Office Depot	61,100 b	1,493,895
Target	106,800	7,041,324
		30,380,346
Consumer Staples--8.6%
General Mills	54,800	3,062,224
Kimberly-Clark	63,900 a	4,389,291
PepsiCo	196,100	13,340,683
Procter & Gamble	123,400	8,059,254
		28,851,452
Financial--8.2%
Bank of America	92,400	4,682,832
Chubb	43,600	2,229,268
Genworth Financial, Cl. A	74,200	2,150,316
Goldman Sachs Group	33,800	5,949,138
Hartford Financial Services Group	31,400	2,791,774
Lincoln National	36,400	2,216,032
Northern Trust	61,200	3,761,352
ProLogis	32,900	1,979,264
Regions Financial	53,700	1,680,810
		27,440,786
Health Care--15.5%
Aetna	75,600	3,848,796
Alcon	24,900	3,367,974
Amgen	81,600 b	4,088,976
AstraZeneca Group, ADR	45,900	2,258,280
Baxter International	91,800	5,026,968
Becton, Dickinson & Co.	61,300	4,716,422
Genzyme	69,600 b	4,343,736
Johnson & Johnson	177,200	10,949,188
Novartis, ADR	96,600	5,085,990
Quest Diagnostics	26,800 a	1,467,300
WellPoint	82,800 b	6,672,852
		51,826,482
Industrial--11.1%
Burlington Northern Santa Fe	37,300	3,026,895
Eaton	39,100	3,684,002
Emerson Electric	209,600	10,318,608
Herman Miller	29,997	870,513
Manpower	70,400	4,946,304
Rockwell Automation	22,600	1,592,396
Rockwell Collins	70,700	4,869,109
United Technologies	105,800	7,895,854
		37,203,681
Information Services--9.0%
Accenture, Cl. A	92,000	3,791,320

Equifax	73,100	2,815,812
Google, Cl. A	13,000 b	6,698,250
McGraw-Hill Cos.	71,500	3,607,890
News, Cl. B	342,000 a	7,435,080
Sotheby's	35,900 a	1,553,752
Walt Disney	129,300	4,344,480
		30,246,584
Materials--4.2%
3M	50,900	4,631,391
Air Products & Chemicals	38,800	3,492,388
Praxair	35,000	2,648,100
Rohm & Haas	58,800	3,324,552
		14,096,431
Oil & Gas Producers--6.4%
Anadarko Petroleum	85,500	4,187,790
ENSCO International	50,900	2,759,798
National Oilwell Varco	24,100 b	3,084,800
Noble	71,200	3,493,072
Smith International	40,200	2,693,802
Tetra Tech	68,900 b	1,350,440
XTO Energy	70,100	3,810,636
		21,380,338
Technology--22.0%
Apple	50,000 b	6,924,000
Applied Materials	91,000	1,943,760
Cisco Systems	196,100 b	6,259,512
Danaher	55,600 a	4,317,896
Dell	177,200 b	5,005,900
EMC/Massachusetts	182,700	3,591,882
Intel	125,900	3,241,925
International Business Machines	102,000 a	11,902,380
Microsoft	425,100	12,213,123
National Semiconductor	115,200	3,032,064
QUALCOMM	118,800	4,738,932
STMicroelectronics (New York
Shares)	89,600	1,559,936
Texas Instruments	205,600 a	7,039,744
Xerox	96,700 b	1,656,471
		73,427,525
Telecommunications--2.1%
NII Holdings	24,500 b	1,939,910
Qwest Communications International	309,700 a,b	2,771,815
Windstream	167,800	2,396,184
		7,107,909
Utilities--2.2%
NiSource	106,300 a	2,002,692
Puget Energy	66,700	1,556,111
Sempra Energy	68,400	3,764,052
		7,322,855
Total Common Stocks
(cost $281,953,457)		329,284,389
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.86%, 9/14/07
(cost $100,000)	100,000	100,000

Other Investment--1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,850,000)	3,850,000 [c]	3,850,000

Investment of Cash Collateral for
Securities Loaned--9.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $30,300,898)	30,300,898 [c]	30,300,898

Total Investments (cost $316,204,355)	108.6%	363,535,287
Liabilities, Less Cash and Receivables	(8.6%)	(28,937,894)
Net Assets	100.0%	334,597,393

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At August 31, 2007, the total market value of the fund's securities on loan is $29,652,970 and the total market value of the collateral held by the fund is $30,300,898.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)